CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS [Abstract]
Revenue	$ 102,950	$ 100,327	$ 92,355
Cost of revenue	90,330	87,049	78,686
GROSS PROFIT	12,620	13,278	13,669
Operating expenses:
Research and development	2,264	2,810	1,724
Selling, general, and administrative	15,019	14,983	13,506
Settlement loss, net			1,455
Total operating expenses	17,283	17,793	16,685
OPERATING LOSS	(4,663)	(4,515)	(3,016)
Other expense, net	(3,113)	(695)	(2,220)
LOSS BEFORE EQUITY LOSS FROM INVESTMENT IN AFFILIATE AND INCOME TAX BENEFIT (EXPENSE)	(7,776)	(5,210)	(5,236)
Equity loss from investment in affiliate			(675)
Income tax benefit (expense)	(244)	275	(704)
LOSS FROM CONTINUING OPERATIONS	(8,020)	(4,935)	(6,615)
Income (loss) from discontinued operations, net of income tax benefit of $2,919 in 2011 and $155 in 2010	(996)	2,787	(1,509)
NET LOSS	(9,016)	(2,148)	(8,124)
INCOME (LOSS) PER SHARE - BASIC AND DILUTED
Continuing operations	$ (1.00)	$ (0.62)	$ (0.83)
Discontinued operations	$ (0.12)	$ 0.35	$ (0.19)
Net loss	$ (1.12)	$ (0.27)	$ (1.02)
Weighted average number of shares outstanding	8,036,698	8,014,882	7,949,661
COMPREHENSIVE LOSS
Net loss	(9,016)	(2,148)	(8,124)
Translation adjustment	(119)	68	630
Comprehensive loss	$ (9,135)	$ (2,080)	$ (7,494)